Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 582	$ 708
Long term debt repayment of principal over next five years	193
Long term debt repayment of principal after year five	400
Senior Secured Notes Maturing on October 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 563
Borrowings interest rate	9.00%
6.875% Senior Unsecured Notes Maturing on January 15, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	January 15, 2031
Notional amount	$ 400
Borrowings interest rate	6.875%
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	July 11, 2028
Availability of revolving credit facility increased in borrowing capacity	$ 800
Prospective increase in the borrowing capacity	50
Issuance of revolving credit facility	150
Cumulative amount utilised out of the total borrowing capacity	77
Limit amount of utilized of the borrowing capacity	$ 150
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time	5.60%	7.40%
Performance guaranteed by export development canada [member] | Unsecured Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument current borrowing capacity	$ 70
Cumulative amount utilised out of the total borrowing capacity	26
Limit amount of utilized of the borrowing capacity	$ 70